Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 4,785,806	$ 4,831,256	$ 4,938,959
Service
Disaggregation of Revenue [Line Items]
Revenue	3,860,746	4,046,314	4,136,556
Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	1,851,956	1,904,808
Lottery Management Agreements
Disaggregation of Revenue [Line Items]
Revenue	108,032	129,104
Machine gaming
Disaggregation of Revenue [Line Items]
Revenue	1,187,767	1,332,264
Other services
Disaggregation of Revenue [Line Items]
Revenue	712,991	680,138
Product
Disaggregation of Revenue [Line Items]
Revenue	925,060	784,942	$ 802,403
Lottery product
Disaggregation of Revenue [Line Items]
Revenue	109,788	126,728
Gaming machines
Disaggregation of Revenue [Line Items]
Revenue	580,641	454,788
Systems and other
Disaggregation of Revenue [Line Items]
Revenue	234,631	203,426
North America Gaming and Interactive
Disaggregation of Revenue [Line Items]
Revenue	1,070,647	1,003,169
North America Gaming and Interactive | Service
Disaggregation of Revenue [Line Items]
Revenue	619,265	624,476
North America Gaming and Interactive | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0
North America Gaming and Interactive | Lottery Management Agreements
Disaggregation of Revenue [Line Items]
Revenue	0	0
North America Gaming and Interactive | Machine gaming
Disaggregation of Revenue [Line Items]
Revenue	406,673	420,447
North America Gaming and Interactive | Other services
Disaggregation of Revenue [Line Items]
Revenue	212,592	204,029
North America Gaming and Interactive | Product
Disaggregation of Revenue [Line Items]
Revenue	451,382	378,693
North America Gaming and Interactive | Lottery product
Disaggregation of Revenue [Line Items]
Revenue	0	0
North America Gaming and Interactive | Gaming machines
Disaggregation of Revenue [Line Items]
Revenue	321,217	261,696
North America Gaming and Interactive | Systems and other
Disaggregation of Revenue [Line Items]
Revenue	130,165	116,997
North America Lottery
Disaggregation of Revenue [Line Items]
Revenue	1,165,199	1,191,902
North America Lottery | Service
Disaggregation of Revenue [Line Items]
Revenue	1,072,383	1,111,069
North America Lottery | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	807,354	828,641
North America Lottery | Lottery Management Agreements
Disaggregation of Revenue [Line Items]
Revenue	108,032	129,104
North America Lottery | Machine gaming
Disaggregation of Revenue [Line Items]
Revenue	97,013	99,679
North America Lottery | Other services
Disaggregation of Revenue [Line Items]
Revenue	59,984	53,645
North America Lottery | Product
Disaggregation of Revenue [Line Items]
Revenue	92,816	80,833
North America Lottery | Lottery product
Disaggregation of Revenue [Line Items]
Revenue	91,287	80,405
North America Lottery | Gaming machines
Disaggregation of Revenue [Line Items]
Revenue	0	0
North America Lottery | Systems and other
Disaggregation of Revenue [Line Items]
Revenue	1,529	428
International
Disaggregation of Revenue [Line Items]
Revenue	840,188	819,983
International | Service
Disaggregation of Revenue [Line Items]
Revenue	460,307	495,497
International | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	284,417	282,864
International | Lottery Management Agreements
Disaggregation of Revenue [Line Items]
Revenue	0	0
International | Machine gaming
Disaggregation of Revenue [Line Items]
Revenue	111,839	139,936
International | Other services
Disaggregation of Revenue [Line Items]
Revenue	64,051	72,697
International | Product
Disaggregation of Revenue [Line Items]
Revenue	379,881	324,486
International | Lottery product
Disaggregation of Revenue [Line Items]
Revenue	18,501	46,323
International | Gaming machines
Disaggregation of Revenue [Line Items]
Revenue	259,424	193,092
International | Systems and other
Disaggregation of Revenue [Line Items]
Revenue	101,956	85,071
Italy
Disaggregation of Revenue [Line Items]
Revenue	1,709,050	1,815,479
Italy | Service
Disaggregation of Revenue [Line Items]
Revenue	1,708,069	1,814,549
Italy | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	760,185	793,303
Italy | Lottery Management Agreements
Disaggregation of Revenue [Line Items]
Revenue	0	0
Italy | Machine gaming
Disaggregation of Revenue [Line Items]
Revenue	572,242	672,202
Italy | Other services
Disaggregation of Revenue [Line Items]
Revenue	375,642	349,044
Italy | Product
Disaggregation of Revenue [Line Items]
Revenue	981	930
Italy | Lottery product
Disaggregation of Revenue [Line Items]
Revenue	0	0
Italy | Gaming machines
Disaggregation of Revenue [Line Items]
Revenue	0	0
Italy | Systems and other
Disaggregation of Revenue [Line Items]
Revenue	981	930
Other
Disaggregation of Revenue [Line Items]
Revenue	722	723
Other | Service
Disaggregation of Revenue [Line Items]
Revenue	722	723
Other | Operating and Facilities Management Contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0
Other | Lottery Management Agreements
Disaggregation of Revenue [Line Items]
Revenue	0	0
Other | Machine gaming
Disaggregation of Revenue [Line Items]
Revenue	0	0
Other | Other services
Disaggregation of Revenue [Line Items]
Revenue	722	723
Other | Product
Disaggregation of Revenue [Line Items]
Revenue	0	0
Other | Lottery product
Disaggregation of Revenue [Line Items]
Revenue	0	0
Other | Gaming machines
Disaggregation of Revenue [Line Items]
Revenue	0	0
Other | Systems and other
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0